Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	Derivative financial instruments
We have entered into interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. These derivative financial instruments can include interest rate swaps, caps, floors, options and forward contracts.
As of December 31, 2022, we had interest rate caps and swaps outstanding, with underlying variable benchmark interest rates ranging from one to six-month U.S. dollar LIBOR or Term SOFR, as applicable.
During 2022, we transitioned a number of our longer-dated derivative instruments from LIBOR to Term SOFR. We applied an optional expedient under ASC 848 that allowed us to account for the contract modifications as a continuation of the existing contract without further analysis, and to continue cash flow hedging relationships without dedesignation.
Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of December 31, 2022 and 2021, we had cash collateral of $4.6 million and $0.3 million, respectively, from various counterparties and the obligation to return this collateral was recorded in accounts payable, accrued expenses and other liabilities. We had not advanced any cash collateral to counterparties as of December 31, 2022 or 2021.
The counterparties to our interest rate derivatives are primarily major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. We could be exposed to potential losses due to the credit risk of non-performance by these counterparties. We have not experienced any losses to date.
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets.
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2022 and 2021:

	As of December 31,
	2022		2021
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate caps	$1,727,500	$76,639	$2,703,500	$14,203
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$2,516,000	$74,292	$—	$—
Interest rate caps	1,125,000	61,062	475,000	2,706
Total derivative assets		$211,993		$16,909

(a)The notional amount is excluded for caps and swaps which are not yet effective.

	As of December 31,
	2022		2021
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$500,000	$6,627
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$2,616,000	$64,570
Total derivative liabilities		$—		$71,197

(a)The notional amount is excluded for swaps which are not yet effective.
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$138,589	$87,800	$(62,967)
Interest rate caps	38,120	2,193	(5,846)
Derivative premium and amortization	4,777	3,437	1,597
Income tax effect	(22,686)	(11,679)	8,402
Net gain (loss) on derivatives, net of tax	$158,800	$81,751	$(58,814)
We expect to reclassify approximately $68 million from AOCI as a reduction in interest expense in our Consolidated Income Statements over the next 12 months.
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps and swaps	$69,336	$19,718	$(14,369)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	17,909	(76,682)	(53,539)
Gain (loss) recognized in interest expense	$87,245	$(56,964)	$(67,908)